Equity Capital and Earnings Per share - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 15, 2023 shares	Feb. 28, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($) shares	Feb. 03, 2022 $ / shares
NCIB [Member]
Disclosure of Dividends [line items]
Share purchased and cancelled subsequently | shares					78.9
Stock repurchased and retired during period value			$ 2,060
Percentage of shares purchased for cancellation to issued and outstanding shares						4.40%
Stock repurchased and retired during period shares | shares			85.8
Par value per share | $ / shares						$ 23.99
Retained earnings [member] | NCIB [Member]
Disclosure of Dividends [line items]
Purchase of treasury shares					$ 946
Major ordinary share transactions [Member] | NCIB [Member]
Disclosure of Dividends [line items]
Stock repurchased and retired during period value		$ 97
Common shares [Member] | NCIB [Member]
Disclosure of Dividends [line items]
Total Cost of Share					1,884
Purchase of treasury shares					$ 938
Common shares [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid | $ / shares				$ 0.365
NCIB Two Thousand And Twenty Three [Member]
Disclosure of Dividends [line items]
Common Stock Shares Authorised For Repurchase | shares	55.7
NCIB Two Thousand And Twenty Three [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Percentage of the companys issued and outstanding common shares	3.00%